SHARE CAPITAL (Details Narrative) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands	Apr. 27, 2021 shares $ / shares	Aug. 27, 2019 USD ($) shares $ / shares	Aug. 27, 2019 CAD ($) shares	Aug. 27, 2019 $ / shares
Warrants Exercise Price 7.00 [Member]
IfrsStatementLineItems [Line Items]
Warrant exercise price | $ / shares	$ 7.00
Issuance of warrants	1,092,400
2019 Offering [Member]
IfrsStatementLineItems [Line Items]
Proceeds from common stock after transaction cost		$ 8,000	$ 10,510
Warrant exercise price | (per share)		$ 7.00		$ 7,000.00
Issuance of warrants		1,092,500	1,092,500